12. Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 122,732	$ 114,185
Actual, ratio	16.62%	16.14%
For Capital Adequacy Purposes, amount	59,085	56,582
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	0	0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	118,356	110,935
Actual, ratio	16.06%	15.73%
For Capital Adequacy Purposes, amount	58,974	56,412
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	73,717	70,515
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	113,211	104,890
Actual, ratio	15.33%	14.83%
For Capital Adequacy Purposes, amount	29,542	28,291
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	0	0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	108,934	101,733
Actual, ratio	14.78%	14.43%
For Capital Adequacy Purposes, amount	29,487	28,206
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	44,230	42,309
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.00%	6.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	113,211	104,890
Actual, ratio	10.74%	10.08%
For Capital Adequacy Purposes, amount	42,181	41,622
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	0	0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	108,934	101,733
Actual, ratio	10.33%	9.79%
For Capital Adequacy Purposes, amount	42,164	41,584
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 52,706	$ 51,981
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%